Significant Accounting Policies and Recent Accounting Pronouncements - Major Charterers (Table) (Details)	6 Months Ended
	Jun. 30, 2016	Jun. 30, 2015
Entity Wide Revenue Major Customer
Concentration risk benchmark description	During the six month periods ended June 30, 2016 and 2015, charterers that individually accounted for more than 10% of the Partnership's revenues were as follows
Percentage of time charter revenue	100.00%	100.00%
Charterer A
Entity Wide Revenue Major Customer
Percentage of time charter revenue	67.00%	44.00%
Charterer B
Entity Wide Revenue Major Customer
Percentage of time charter revenue	17.00%	37.00%
Charterer C
Entity Wide Revenue Major Customer
Percentage of time charter revenue	16.00%	19.00%
Sales Revenue, Net
Entity Wide Revenue Major Customer
Percentage of time charter revenue	10.00%